Restructuring and Other (Charges by Action/Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 18	$ 12	$ 23
Termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring	15	9	20
Other exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring	3	3	3
Operating segments | Americas Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring	3	1	0
Operating segments | European Food
Restructuring Cost and Reserve [Line Items]
Restructuring	4	4	19
Operating segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring	3	3	0
Non-reportable segments | Non-reportable segments
Restructuring Cost and Reserve [Line Items]
Restructuring	8	4	2
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 0	$ 2